Consolidated Balance Sheets (Parenthetical)	Apr. 30, 2026 $ / shares shares	Apr. 30, 2026 $ / shares shares	Apr. 30, 2025 $ / shares shares
Statement of Financial Position [Abstract]
Common stock, par value | (per share)	$ 0.1279	$ 1.00	$ 0.1279
Common stock, shares authorized	10,000	10,000	10,000
Common stock, shares issued	10,000	10,000	10,000
Common stock, shares outstanding	10,000	10,000	10,000